Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	$ 1,026,685
Realized gains (losses) on sales and redemptions for physical bullion	759	$ (16,398)
Change in unrealized gains (losses)	(1,026,156)	(455,536)
Balance at end of year	1,594,588	1,026,685
Physical gold bullion cost	2,100,112	1,706,026
Physical silver bullion cost	1,036,069	993,993
Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	2,959,687	2,808,052
Purchases	440,262
Sales	(5,043)	(23,265)
Redemptions for physical bullion	184	(264,238)
Realized gains (losses) on sales and redemptions for physical bullion	759	(16,398)
Change in unrealized gains (losses)	1,026,156	455,536
Balance at end of year	$ 4,422,005	$ 2,959,687